Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (46,155)	$ (15,446)	$ (24,313)	$ (9,480)
Changes in operating assets and liabilities:
Accounts receivable	(30,020)	(29,815)	(6,257)	(2,231)
Accounts payable	(1,240)		1,317
Accrued expenses	6,492	3,227	4,283	3,802
Accrued interest payable	478
Due to subcontractor	10,048	(1,684)	2,036	(245)
Sales tax payable	(2,757)	11,131	14,752	9,361
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(63,154)	(32,584)	(8,182)	1,207
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from (repayments to) factor, net	22,216	37,848	15,565
Loan proceeds	48,833
NET CASH PROVIDED BY FINANCING ACTIVITIES	71,049	37,848	15,565
Effect of Exchange Rate Changes on Cash	(505)	(81)	(368)	7
Net (Decrease) Increase in Cash	7,390	5,183	7,015	1,214
Cash, Beginning of Period	8,393	1,378	1,378	164
Cash, End of Period	15,783	6,561	8,393	1,378
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes